Financing Arrangements - Long-term debt (Details) (USD $)	12 Months Ended
	May 31, 2011	May 31, 2010
Long Term Debt Noncurrent Abstract
Stated value of issued debt	$ 803,400,000	$ 1,253,500,000
Fair value adjustment of debt	5,900,000	7,300,000
Total long-term debt	809,300,000	1,260,800,000
Less current portion	48,000,000	15,200,000
Total long-term debt, less current maturities	761,300,000	1,245,600,000
Aggregate stated value of current portion of issued debt	47,400,000	14,400,000
Aggregate fair value adjustment of current portion of long-term debt	600,000	800,000
Aggregate stated value of noncurrent portion of issued debt	756,000,000	1,239,100,000
Aggregate fair value adjustment of noncurrent portion of long-term debt	5,300,000	6,500,000
Long Term Debt By Maturity Abstract
2012	48,000,000
2013	1,100,000
2014	1,100,000
2015	800,000
2016	1,500,000
Thereafter	756,800,000
Total	809,300,000	1,260,800,000
Industrial Revenue Bond [Member]
Long Term Debt Noncurrent Abstract
Stated value of issued debt	44,700,000	27,100,000
Fair value adjustment of debt	1,000,000	1,100,000
Total long-term debt	45,700,000	28,200,000
Stated interest rates - lowest rate	0.01525
Stated interest rates - highest rate	0.07700
Effective interest rate	5.27%
Maturity year - earliest	2022
Maturity year - latest	2040
Long Term Debt By Maturity Abstract
Total	45,700,000	28,200,000
Unsecured Notes [Member]
Long Term Debt Noncurrent Abstract
Stated value of issued debt	469,400,000	924,800,000
Fair value adjustment of debt	700,000	1,600,000
Total long-term debt	470,100,000	926,400,000
Stated interest rates - lowest rate	0.07375
Stated interest rates - highest rate	0.07625
Effective interest rate	7.59%
Maturity year - earliest	2014
Maturity year - latest	2016
Long Term Debt By Maturity Abstract
Total	470,100,000	926,400,000
Unsecured Debentures [Member]
Long Term Debt Noncurrent Abstract
Stated value of issued debt	254,600,000	254,700,000
Fair value adjustment of debt	4,200,000	4,600,000
Total long-term debt	258,800,000	259,300,000
Stated interest rates - lowest rate	0.07300
Stated interest rates - highest rate	0.09450
Effective interest rate	7.15%
Maturity year - earliest	2011
Maturity year - latest	2028
Call date of Senior Notes due 2016	Dec. 01, 2011
Call price at earliest call date on Senior Notes due 2016	103.81
Long Term Debt By Maturity Abstract
Total	258,800,000	259,300,000
Capital Lease And Other Obligations [Member]
Long Term Debt Noncurrent Abstract
Stated value of issued debt	34,700,000	46,900,000
Fair value adjustment of debt	0	0
Total long-term debt	34,700,000	46,900,000
Stated interest rates - lowest rate	0.06200
Stated interest rates - highest rate	0.09930
Effective interest rate	7.11%
Maturity year - earliest	2012
Maturity year - latest	2014
Long Term Debt By Maturity Abstract
Total	$ 34,700,000	$ 46,900,000